Variable interest entities	12 Months Ended
Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable interest entities
24.	Variable interest entities

Sony has entered into various arrangements with VIEs.
(1)	Consolidated VIEs

Sony’s U.S. subsidiary that is engaged in the recorded music business has entered into several joint ventures with companies involved in the production and creation of recorded music. Sony has reviewed these joint ventures and determined that they are VIEs. Based on a qualitative assessment, it was determined that Sony has the power to direct the activities that most significantly impact the VIEs’ economic performance, as well as the obligation to absorb the losses of these VIEs as Sony is responsible for providing funding to these VIEs, and in most cases absorbs all losses until the VIEs become profitable. As a result, it has been determined that Sony is the primary beneficiary and, accordingly, these VIEs are consolidated by Sony. The assets of Sony are not available to settle the obligations of these VIEs. As of March 31, 2020, the total assets and liabilities for these VIEs, on an aggregate basis, were 46,154 million yen and 25,100 million yen, respectively.
(2)	Unconsolidated VIEs

As described in Note 6, certain accounts receivable sales programs also involve VIEs. These VIEs are all special purpose entities associated with the sponsor banks. Based on a qualitative assessment, Sony is not the primary beneficiary and therefore does not consolidate these entities as Sony does not have the power to direct the activities, an obligation to absorb losses, or the right to receive the residual returns of these VIEs. Sony’s maximum exposure to losses from these VIEs is considered insignificant.
In the Financial Services segment, Sony has variable interests in VIEs where Sony is not the primary beneficiary. Sony’s variable interests in such VIEs include equity securities, securitized products, foreign corporate bonds and other investments.
The following tables present the carrying value of the variable interests of unconsolidated VIEs, the presentation in the consolidated balance sheet, and the maximum exposure to loss associated with these variable interests as of March 31, 2019 and 2020. Maximum exposure to loss does not reflect Sony’s estimate of the actual losses that could result from adverse changes, nor does it reflect the economic hedges Sony enters into to reduce its exposure. The risks associated with VIEs in which Sony is involved are limited to the amount recorded in the consolidated balance sheets and the amount of commitments.

	Yen in millions
	March 31, 2019
	Presentation in the consolidated balance sheets			Maximum exposure to loss
	Marketable securities	Securities investments and other	Prepaid expenses and other current assets
Equity securities *1	135,552	8,485	—	146,031
Securitized products	—	191,049	—	195,190
Foreign corporate bonds *2	29,889	65,503	—	95,392
Other investments	—	4,688	21,000	25,688

Total	165,441	269,725	21,000	462,301

	Yen in millions
	March 31, 2020
	Presentation in the consolidated balance sheets			Maximum exposure to loss
	Marketable securities	Securities investments and other	Prepaid expenses and other current assets
Equity securities *1	579,773	6,229	—	587,602
Securitized products	—	210,641	—	210,641
Foreign corporate bonds *2	41,452	41,036	—	82,488
Other investments	—	16,253	21,000	43,719

Total	621,225	274,159	21,000	924,450

*1	Equity securities include Investment funds.

*2	Foreign corporate bonds include repackaged bonds.